Consolidated Statements Of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Revenues	¥ 1,008,019	¥ 933,685	¥ 930,644
Cost of revenues	735,836	678,653	681,374
Selling, general, and administrative expenses	170,252	165,407	179,352
Other operating expenses (income)	(3,749)	3,514	216
Operating income	105,680	86,111	69,702
Other income (expenses):
Interest and dividend income	3,760	3,429	3,381
Interest expense	(1,892)	(1,632)	(2,127)
Gain on sales of securities-net	105	4,845	1,821
Valuation loss on other investments	(2,570)	(1,758)	(143)
Gain on nonmonetary exchange of securities		2,774
Foreign exchange gain (loss)-net	(7,609)	(1,640)	2,894
Other-net	3,464	(829)	(2,045)
Other income (expenses), net	(4,742)	5,189	3,781
Income before income taxes and equity in net income of affiliated companies	100,938	91,300	73,483
Income taxes:
Current	35,594	27,137	28,540
Deferred	954	3,547	(2,563)
Total income taxes	36,548	30,684	25,977
Equity in net income of affiliated companies	1,629	492	402
Net income	66,019	61,108	47,908
Less: Net income attributable to noncontrolling interests	4,467	6,286	5,582
Net income attributable to Kubota Corporation	¥ 61,552	¥ 54,822	¥ 42,326
Net income attributable to Kubota Corporation per common share:
Basic	¥ 48.75	¥ 43.11	¥ 33.28